SEGMENTS AND GEOGRAPHIC REGIONS Significant Items (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2016	Aug. 31, 2016	Jun. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net				$ (20)	$ 0	$ 1,617
Environmental Remediation Expense				(176)	(163)	(503)
Gain (loss) related to litigation settlement					(137)	(1,219)
Asbestos-related charge				0	0	(1,113)
Gain and post-close adjustments related to Dow Silicones ownership restructure						1,389
Gain (loss) on divestiture				0	0	(14)
Transaction Costs and Productivity Actions					(58)	(195)
Gain (Loss) on Contract Termination						(117)
Integration and separation costs				(1,074)	(716)	(349)
Restructuring, goodwill impairment and asset related charges - net				(198)	(2,742)
Loss on early extinguishment of debt				(54)	0	0
Other Nonrecurring (Income) Expense				(1,326)	(3,372)	(2,492)
Amortization of Merger-related inventory step-up				2	120	0
Performance Materials & Coatings [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net				(20)
Environmental Remediation Expense						0
Gain (loss) related to litigation settlement					0	16
Asbestos-related charge						0
Gain and post-close adjustments related to Dow Silicones ownership restructure						1,389
Gain (loss) on divestiture				0
Transaction Costs and Productivity Actions					0	0
Gain (Loss) on Contract Termination						0
Integration and separation costs				0	0	0
Restructuring, goodwill impairment and asset related charges - net				(21)	(1,578)
Loss on early extinguishment of debt				0
Other Nonrecurring (Income) Expense				(41)	(1,578)	1,363
Industrial Intermediates & Infrastructure [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net				0
Gain (loss) related to litigation settlement					0	(1,235)
Asbestos-related charge						0
Gain and post-close adjustments related to Dow Silicones ownership restructure						0
Transaction Costs and Productivity Actions					0	0
Gain (Loss) on Contract Termination						0
Integration and separation costs				0	0	0
Restructuring, goodwill impairment and asset related charges - net				(11)	(17)
Loss on early extinguishment of debt				0
Other Nonrecurring (Income) Expense				9	(17)	(1,319)
Packaging & Specialty Plastics [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net				0
Gain (loss) related to litigation settlement					(137)	0
Asbestos-related charge						0
Gain and post-close adjustments related to Dow Silicones ownership restructure						0
Gain (loss) on divestiture				0
Transaction Costs and Productivity Actions					0	0
Gain (Loss) on Contract Termination						(117)
Integration and separation costs				0	0	0
Restructuring, goodwill impairment and asset related charges - net				(46)	(716)
Loss on early extinguishment of debt				0
Other Nonrecurring (Income) Expense				(46)	(579)	(129)
Corporate Segment [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net				0
Gain (loss) related to litigation settlement					0	0
Asbestos-related charge						(1,113)
Gain and post-close adjustments related to Dow Silicones ownership restructure						0
Gain (loss) on divestiture				0
Transaction Costs and Productivity Actions					(58)	(195)
Gain (Loss) on Contract Termination						0
Integration and separation costs				(1,074)	(716)	(349)
Restructuring, goodwill impairment and asset related charges - net				(120)	(431)
Loss on early extinguishment of debt				(54)
Other Nonrecurring (Income) Expense				(1,248)	(1,198)	(2,407)
Other Environmental Matters [Domain]
Environmental Remediation Expense	$ (295)					(295)
Other Environmental Matters [Domain] | Industrial Intermediates & Infrastructure [Member]
Environmental Remediation Expense						(1)
Other Environmental Matters [Domain] | Packaging & Specialty Plastics [Member]
Environmental Remediation Expense						(2)
Other Environmental Matters [Domain] | Corporate Segment [Member]
Environmental Remediation Expense						(292)
Dow Silicones Corporation
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net				(20)	0	1,617
Loss on early extinguishment of debt						15
Amortization of Merger-related inventory step-up						213
Dow Silicones Corporation | Performance Materials & Coatings [Member]
Gain and post-close adjustments related to Dow Silicones ownership restructure			$ 1,617	(20)
Amortization of Merger-related inventory step-up		$ 213
Urethane Matters Class Action Lawsuit And Opt-Out Cases
Gain (loss) related to litigation settlement				0	0	(1,235)
Breast Implant and Other Products Liability Claims
Gain (loss) related to litigation settlement						16
Union Carbide Corporation | Asbestos Related Matters, Defense and Processing Costs for Pending and Future Claims [Member]
Asbestos-related charge						(1,009)
Union Carbide Corporation | Asbestos Related Matters, Pending and Future Claims
Asbestos-related charge						(104)
MEGlobal
Gain (loss) on divestiture				20
MEGlobal | Industrial Intermediates & Infrastructure [Member]
Gain (loss) on divestiture				$ 20
AgroFresh
Gain (loss) on divestiture						20
Chlorine Value Chain
Gain (loss) on divestiture					7	6
Loss Contingency, Loss in Period						33
Chlorine Value Chain | Performance Materials & Coatings [Member]
Gain (loss) on divestiture					0
Chlorine Value Chain | Industrial Intermediates & Infrastructure [Member]
Gain (loss) on divestiture					0
Chlorine Value Chain | Packaging & Specialty Plastics [Member]
Gain (loss) on divestiture					0
Chlorine Value Chain | Corporate Segment [Member]
Gain (loss) on divestiture					$ 7
AFSI
Equity Method Investment, Other than Temporary Impairment						143
Other Nonoperating Income (Expense) [Member] | Performance Materials & Coatings [Member]
Gain (loss) on divestiture						0
Other Nonoperating Income (Expense) [Member] | Industrial Intermediates & Infrastructure [Member]
Gain (loss) on divestiture						0
Other Nonoperating Income (Expense) [Member] | Packaging & Specialty Plastics [Member]
Gain (loss) on divestiture						0
Other Nonoperating Income (Expense) [Member] | Corporate Segment [Member]
Gain (loss) on divestiture						$ (14)